Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2024
Risk Management and Financial Instruments [Abstract]
Risk management and financial instruments

27 Risk management and financial instruments

Financial instruments:

The Group recognizes financial assets and liabilities at fair value upon initial recognition, except for trade accounts receivable that are measured at the transaction price and subsequently classified at amortized cost or at fair value through profit or loss based on the business model for asset management and the contractual cash flow characteristics of the financial asset. Purchases or sales of financial assets or liabilities are recognized on the trade date.

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them:

1.	Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated at initial recognition at fair value through profit or loss. In this category the Group classifies mainly “CDBs and treasury bills” and “Derivative financial instruments”.

2.	Amortized cost: Represent financial assets and liabilities which Group’s business model is to maintain financial assets in order to receive contractual cash flows and that exclusively constitute principal and interest payments on the principal amount outstanding. Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized when the asset is written off, modified or due to changes in the expected credit losses. In this category the Group classifies mainly “Trade accounts receivable”, “Cash and cash equivalents”, “Trade accounts payable” and “Loans and financing”.

Financial assets and liabilities are offset and presented net in the balance sheet when there is a legal right to offset the amounts recognized and there is an intention to liquidate them on a net basis or to realize the asset and settle the liability simultaneously. The legal right should not be contingent on future events and should be applicable in the normal course of business and in the event of default, insolvency or bankruptcy of the Group or the counterparty.

The Group uses the measurement principles described in Note 2.6 – Significant accounting judgements and estimates at each statement of financial position date for each classification type of financial assets and liabilities.

Financial instruments:

Financial instruments are recognized in the consolidated financial statements as follows:

	Note	December 31, 2024	December 31, 2023
Assets
Fair value through profit or loss (1)
Financial investments	3	3,350,654	2,642,258
National treasury bills	3	65,197	96,446
Margin cash	3	32,334	114,270
Derivative assets		84,468	169,736
Amortized cost (2)
Cash at banks	3	2,197,822	1,830,814
Margin cash	3	104,220	18,191
Trade accounts receivable	4	3,735,540	3,390,856
Related party receivables	8	77,355	118,554
Total		9,647,590	8,381,125
Liabilities
Amortized cost
Loans and financing	15	(19,326,796)	(19,999,137)
Trade accounts payable and supply chain finance	14	(6,194,223)	(6,205,119)
Lease		(1,734,029)	(1,841,227)
Other financial liabilities		(56,872)	(104,043)
Fair value through profit or loss
Derivative liabilities		(266,066)	(144,251)
Total		(27,577,986)	(28,293,777)

(1)	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value. National treasury bill are measured at fair value.
(2)	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.

Fair value of assets and liabilities through profit or loss: The Group determine fair value measurements in accordance with the hierarchical levels that reflect the significance of the inputs used in the measurement, with the exception of those maturing in the short term, equity instruments without an active market and contracts with discretionary characteristics that the fair value cannot be measured reliably, according to the following levels:

Level 1 - Quoted prices in active markets (unadjusted) for identical assets or liabilities;

Level 2 - Inputs other than Level 1, in which prices are quoted for similar assets and liabilities, either directly by obtaining prices in active markets or indirectly through valuation techniques that use data from active markets;

	December 31, 2024			December 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial investments	—	3,350,654	3,350,654	206,650	2,435,608	2,642,258
National treasury bills	65,197	—	65,197	210,716	—	210,716
Margin Cash	32,334	—	32,334	—	—	—
Derivative assets	—	84,468	84,468	—	169,736	169,736
Financial liabilities
Derivative liabilities	—	266,066	266,066	—	144,251	144,251

Fair value of assets and liabilities carried at amortized cost: The fair value of the Notes under Rule 144-A and Regulation S, are estimated using the closing sale price of these securities informed by a financial newswire on December 31, 2024 and December 31, 2023, considering there is an active market for these financial instruments. The book value of the remaining fixed-rate loans approximates fair value since the interest rate market, the Group’s credit quality, and other market factors have not significantly changed since entering into the loans. The book value of variable-rate loans and financings approximates fair value given the interest rates adjust for changes in market conditions and the quality of the Group’s credit rating has not substantially changed. For all other financial assets and liabilities, book value approximates fair value due to the short duration of the instruments. The following details the estimated fair value of the notes:

	December 31, 2024			December 31, 2023
Description	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 2,50% JBS Lux 2027	1,000,000	94.98%	949,770	1,000,000	92.10%	920,960
Notes 5,13% JBS Lux 2028	899,740	99.50%	895,205	900,000	99.66%	896,931
Notes 3,00% JBS Lux 2029	599,957	91.20%	547,161	600,000	88.24%	529,440
Notes 6,5% JBS Lux 2029	69,906	100.52%	70,273	77,973	99.27%	77,406
Notes 5,5% JBS Lux 2030	1,249,685	99.77%	1,246,786	1,250,000	98.55%	1,231,875
Notes 3,75% JBS Lux 2031	493,000	88.93%	438,435	500,000	86.45%	432,250
Notes 3,00% JBS Lux 2032	1,000,000	83.22%	832,210	1,000,000	81.66%	816,560
Notes 3,625% JBS Lux 2032	968,780	87.96%	852,178	1,000,000	85.60%	856,030
Notes 5,75% JBS Lux 2033	1,661,675	99.54%	1,654,048	2,050,000	99.35%	2,036,736
Notes 6,75% JBS Lux 2034	1,507,046	105.85%	1,595,148	1,600,000	105.27%	1,684,368
Notes 4,375% JBS Lux 2052	900,000	110.50%	994,482	900,000	74.36%	669,204
Notes 6,50% JBS Lux 2052	1,548,000	101.53%	1,571,731	1,550,000	100.71%	1,560,989
Notes 7.25% JBS Lux 2053	900,000	74.94%	674,487	900,000	109.34%	984,060
Notes 4,25% PPC 2031	855,725	92.24%	789,303	1,000,000	90.27%	902,650
Notes 3,5% PPC 2032	900,000	86.34%	777,033	900,000	84.47%	760,203
Notes 6,25% PPC 2033	980,000	102.16%	1,001,178	1,000,000	102.90%	1,029,020
Notes 6,875% PPC 2034	500,000	106.73%	533,650	499,999	108.05%	540,230
	16,033,514		15,423,078	16,727,972		15,928,912

Finance income (expense) by category of financial instrument:

	2024	2023	2022

Fair value through profit or loss	(256,499)	204,573	(277,875)
Amortized cost	(1,413,264)	(1,566,845)	(963,823)
Total	(1,669,763)	(1,362,272)	(1,241,698)

Risk management:

The Group during the regular course of its operations is exposed to market, credit and liquidity risks. These exposures are managed by the Risk Management Department, following the Financial and Commodities Risk Management Policy defined by the Risk Management Committee and approved by the Board of Directors. The Risk Management Department is responsible for identifying all the risk factors that may cause adverse financial results for the Group and proposing strategies to mitigate those risks. Their proposals are submitted to the Risk Management Committee for submission to the Board of Directors, who supervises the implementation of new solutions, noting limitations of scope and guidelines of the Financial and Commodities Risk Management Policy.

Below are the risks and operations to which the Group is exposed and a sensitivity analysis for each type of risk, consisting in the presentation of the effects in the finance income (expense), net, when subjected to possible changes, of 25% to 50%, in the relevant variables for each risk. For each probable scenario, the Group utilizes the Value at Risk Methodology (VaR),for the confidence interval (C.I.) of 99% and a horizon of one day.

a Market Risk:

The exposure to market risk is monitored, especially the risks related to foreign exchange, interest rates and commodity prices, which directly affect the value of financial assets and liabilities, future cash flows and net investments in foreign subsidiaries. In these cases, Group may use financial hedge instruments, including derivatives, with the approval by the Board of Directors.

It is the responsibility of the Risk Management Department to ensure that other areas are within the risk exposure limits set by Management to protect against volatility in price, centralize the exposures and apply the Financial and Commodities Risk Management policy.

The Risk Management Department uses proprietary and third-party information systems specially developed to control and manage market risk, applying stress scenario and Value at Risk analysis (VaR) to measure Group’s net exposure as well as the cash flow risk with the B3 and the Chicago Mercantile Exchange.

a1. Interest rate risk

Interest rate risk is related to potentially adverse results that Group may realize from changes in interest rates, which may be caused by economic crisis, changes in sovereign monetary policy, or market movements. The Group primarily has assets and mainly liabilities exposed to variable interest rates like the CDI Interbank Deposit Certificate), IPCA (Extended National Consumer Price Index) and TJLP (Long Term Interest Rate), among others. The Group’s Financial and Commodities Risk Management Policy does not define the proportion between float and fixed exposures, but the Risk Management Department monitors market conditions and may propose to the Risk Management Committee strategies to rebalance the exposure.

The quantitative data referring to the risk of exposure to the Group’s interest rates on December 31, 2024 and December 31, 2023, are in accordance with the Financial and Commodity Risk Management Policy of the Group and are representative of the exposure incurred during the period. The main exposure to financial risks as of December 31, 2024 and December 31, 2023 are shown below:

	December 31, 2024	December 31, 2023
Net exposure to the CDI rate:
CRA - Agribusiness Credit Receivable Certificates	—	(60,676)
Credit note - export	(1,704)	(217,648)
Rural - Credit note - Prefixed	—	(1,208)
Related party transactions	527	624
CDB-DI (Bank certificates of deposit)	790,370	943,526
Margin cash	132,687	31,566
Subtotal	921,880	696,184
Derivatives (Swap)	(1,285,133)	(1,427,374)
Total	(363,253)	(731,190)
Net exposure to the IPCA rate:
Treasury bills	35,127	27,716
CRA - Agribusiness Credit Receivable Certificates	(1,163,028)	(2,101,681)
Margin cash	3,867	51,751
Related party transactions	77,336	117,930
Subtotal	(1,046,698)	(1,904,284)
Derivatives (Swap)	906,886	1,423,667
Total	(139,812)	(480,617)
Assets exposure to the CPI rate:
Margin cash	—	49,144
Total	—	49,144
Liabilities exposure to the SOFR rate:
Export credit note	(102,367)	—
Prepayment	(100,296)	(280,971)
Prepayment - exchange agreement	(2,599)	(2,915)
Total	(205,262)	(283,886)
Liabilities exposure to the TJLP rate:
Working Capital	—	(771)
Total	—	(771)

Sensitivity analysis as of December 31, 2024:

			Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 50%		Scenario (III) Interest rate variation - 100%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI	Increase	12.15%	12.22%	(271)	18.23%	(23,388)	24.30%	(46,775)
				(271)		(23,388)		(46,775)

			Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 25%		Scenario (III) Interest rate variation - 50%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
IPCA	Increase	4.87%	4.88%	(10)	6.09%	(1,805)	7.31%	(3,608)
SOFR	Increase	4.37%	4.37%	(11)	5.46%	(2,378)	6.56%	(4,753)
				(21)		(4,183)		(8,361)
			December 31, 2024				December 31, 2023
Instrument	Risk factor	Maturity	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value
	CDI	2024	—	—	—	—	181,769	189,067	(189,571)	(504)
Swap	IPCA	2024	—	—	—	—	111,031	142,472	(111,625)	30,847
	IPCA	2027	158,004	162,453	(171,479)	(9,026)	79,937	94,520	(85,402)	9,118
	IPCA	2028	—	—	—	—	91,298	108,777	(100,034)	8,743
	IPCA	2030	—	—	—	—	289,179	350,639	(328,591)	22,048
	IPCA	2031	189,071	212,403	(224,840)	(12,437)	288,874	333,981	(326,029)	7,952
	IPCA	2032	183,123	192,464	(216,650)	(24,186)	87,821	103,620	(105,459)	(1,839)
	IPCA	2034	127,416	124,373	(135,650)	(11,277)	—	—	—	—
	IPCA	2036	—	—	—	—	18,824	23,487	(24,650)	(1,163)
	IPCA	2037	189,239	215,192	(263,254)	(48,062)	214,822	266,169	(267,639)	(1,470)
	IPCA	2038	142,320	143,557	(159,263)	(15,706)	—	—	—	—
	IPCA	2039	20,854	20,363	(21,830)	(1,467)	—	—	—	—
	IPCA	2044	80,745	79,880	(92,168)	(12,288)	—	—	—	—

			1,090,772	1,150,685	(1,285,134)	(134,449)	1,363,555	1,612,732	(1,539,000)	73,732

a2. Exchange rate risk

Exchange rate risk relates to potentially adverse results that the Group may face from fluctuations in foreign currency exchange rates from economic crisis, sovereign monetary policy alterations, or market movements.

The Risk Management Department enters into transaction with derivative instruments previously approved by the Board of Directors to protect financial assets and liabilities and future cash flow from commercial activities and net investments in foreign operations. The Board of Directors has approved the use of future contracts, NDFs (non deliverable forwards), DFs (Deliverable forwards), and swaps that may be applied to hedge loans, investments, cash flows from interest payments, export estimate, acquisition of raw material, and other transactions, whenever they are quoted in currencies different than the entity’s. functional currency. The primary exposures to exchange rate risk are in US Dollars (US$), Euro (€), British Pound (£), Australian Dollars (AU$), Canadian dollar and Chinese Renminbi Yuan.

The carrying amounts of assets and liabilities and other positions exposed to foreign currency risk at December 31, 2024, and 2022 are presented below along with the notional amounts of derivative contracts intended to offset the exposure, in accordance with the Group’s Financial and Commodities Risk Management Policy. The exposure is related to Brazilian Real.

	USD		EUR		GBP		MEX	AUD		CAD		CNY
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2023 (1)	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
OPERATING
Cash and cash equivalents	1,639,584	1,570,813	50,341	68,154	16,097	20,102	271,503	90	42	483	550	7,051	5,506
Trade accounts receivable	1,073,398	579,651	165,016	147,839	65,684	49,743	134,113	543	241	14,387	8,106	2,964	5,885
Sales orders	1,062,765	916,595	78,854	73,564	54,370	217,509	—	—	—	2,896	68	7,197	4,316
Trade accounts payable	(297,536)	(174,781)	(78,268)	(74,963)	(16,271)	(15,846)	(267,433)	(2,535)	(320)	—	—	—	—
Purchase orders	(83,493)	(56,710)	(8,928)	(18,012)	—	—	—	—	—	—	—	—	—
Operating subtotal	3,394,718	2,835,568	207,015	196,582	119,880	271,508	138,183	(1,902)	(37)	17,766	8,724	17,212	15,707
FINANCIAL
Margin cash	220	—	—	—	—	—	—	—	—	—	—	—	—
Advances to customers	(4,683)	(111,368)	(1,562)	(12,621)	(191)	(511)	—	—	—	—	—	(118)	(2,696)
Loans and financing	(1,290,871)	(306,798)	(614)	(3,218)	—	—	—	—	—	(585)	(379)	—	—
Financial subtotal	(1,295,334)	(418,166)	(2,176)	(15,839)	(191)	(511)	—	—	—	(585)	(379)	(118)	(2,696)
Operating financial subtotal	2,099,384	2,417,402	204,839	180,743	119,689	270,997	138,183	(1,902)	(37)	17,181	8,345	17,094	13,011

Total exposure	2,099,384	2,417,402	204,839	180,743	119,689	270,997	138,183	(1,902)	(37)	17,181	8,345	17,094	13,011
DERIVATIVES
Future contracts	1,840	(250,788)	(85,595)	(137,070)	(34,095)	(44,142)	—	—	—	(8,000)	—	(21,600)	(11,727)
Deliverable Forwards (DF´s)	(664,084)	(398,024)	70,949	67,303	(26,785)	(14,369)	—	2,760	2,846	(29,612)	82,182	—	(5,503)
Non-Deliverable Forwards (NDF´s)	(417,158)	(1,306,760)	(19,559)	5,071	(6,262)	(97,124)	—	—	—	—	—	—	—
Total derivatives	(1,079,402)	(1,955,572)	(34,205)	(64,696)	(67,142)	(155,635)	—	2,760	2,846	(37,612)	82,182	(21,600)	(17,230)
NET EXPOSURE IN US$	1,019,982	461,830	170,634	116,047	52,547	115,362	138,183	858	2,809	(20,431)	90,527	(4,506)	(4,219)

(1)	There is no exposure in 2024 as we have changed the functional currency of the indirect subsidiary, PPC Mexico.

a2.1. Sensitivity analysis and derivative financial instruments breakdown:

a2.1.1 US Dollar (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	6.1923	6.0748	(68,290)	5.2635	(539,693)	4.3346	(1,079,393)
Financial	Depreciation	6.1923	6.0748	26,056	5.2635	205,924	4.3346	411,850
Derivatives	Depreciation	6.1923	6.0748	21,713	5.2635	171,596	4.3346	343,195

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value

Future Contract	American dollar	Long	4,765	1,840	12	52,199	(250,788)	(2,078)

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (US$)	Notional (US$)	Fair value	Notional (US$)	Notional (US$)	Fair value

Deliverable Forwards	American dollar	Short	(664,084)	(664,084)	(16,868)	(398,024)	(398,024)	29,150
Non-Deliverable Forwards	American dollar	Short	(417,158)	(417,158)	(950)	(1,306,760)	(1,306,760)	13,975

a2.1.2 € - EURO (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	6.4363	6.3203	(3,956)	5.4709	(32,910)	4.5054	(65,820)
Financial	Depreciation	6.4363	6.3203	42	5.4709	346	4.5054	692
Derivatives	Depreciation	6.4363	6.3203	654	5.4709	5,438	4.5054	10,875

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value

Future Contract	Euro	Long	2,074	(85,595)	49	(5,600)	(137,070)	513
Deliverable Forwards	Euro	Short	68,259	70,949	2,376	60,885	67,303	(1,885)
Non-Deliverable Forwards	Euro	Long	(18,818)	(19,559)	420	4,587	5,071	513

a2.1.3 £ - British Pound (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	7.7620	7.6173	(2,368)	6.5977	(19,058)	5.4334	(38,116)
Financial	Depreciation	7.7620	7.6173	4	6.5977	30	5.4334	61
Derivatives	Depreciation	7.7620	7.6173	1,326	6.5977	10,674	5.4334	21,348

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value

Future Contract	British pound	Short	1,219	(34,095)	12	(1,470)	(44,142)	221

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value

Deliverable Forwards	British pound	Short	(21,368)	(26,785)	(675)	(2,333)	(14,369)	202
Non-Deliverable Forwards	British pound	Short	(4,996)	(6,262)	(128)	(15,771)	(97,124)	(579)

a2.1.4 AUD - Australian Dollar (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Depreciation	3.8392	3.7729	35	3.2633	302	2.6874	605
Derivatives	Appreciation	3.8392	3.7729	(50)	3.2633	(439)	2.6874	(878)
			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (AUD)	Notional (US$)	Fair value	Notional (AUD)	Notional (US$)	Fair value

Deliverable Forwards	Australian dollar	Long	4,452	2,760	2	4,190	2,846	(1)

a2.1.5 CAD - Canadian Dollar (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US $	Risk	Current exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	4.3047	4.3762	247	4.9504	2,231	5.5961	4,461
Financial	Depreciation	4.3047	4.3762	(10)	4.9504	(88)	5.5961	(176)
Derivatives	Depreciation	4.3047	4.3762	(625)	4.9504	(5,642)	5.5961	(11,284)

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (CAD)	Notional (US$)	Fair value	Notional (CAD)	Notional (US$)	Fair value

Future Contract	Canadian dollar	Long	(800)	(8,000)	—	—	—	—

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (CAD)	Notional (US$)	Fair value	Notional (CAD)	Notional (US$)	Fair value

Deliverable Forwards	Canadian dollar	Long	(42,597)	(29,611)	(675)	139,339	105,115	5,053

a2.1.6 CNY - Yuan (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US $	Risk	Current exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	0.8483	0.8644	327	0.9756	2,582	1.1028	5,164
Financial	Depreciation	0.8483	0.8644	(2)	0.9756	(18)	1.1028	(35)
Derivatives	Depreciation	0.8483	0.8644	(410)	0.9756	(3,240)	1.1028	(6,480)

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (CNY)	Notional (US$)	Fair value	Notional (CNY)	Notional (US$)	Fair value

Future Contract	Chinese Renminbi Yuan	Long	158,000	(21,600)	(3)	(1,500)	(15,000)	68

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (CNY)	Notional (US$)	Fair value	Notional (CNY)	Notional (US$)	Fair value

Non Deliverable Forwards	Chinese Renminbi Yuan	Long	—	—	—	(50,000)	(7,038)	82

b. Commodity price risk

The Group operates globally (the entire livestock protein chain and related business) and during the regular course of its operations is exposed to price fluctuations in feeder cattle, live cattle, lean hogs, corn, soybeans, and energy, especially in the North American, Australian and Brazilian markets. Commodity markets are characterized by volatility arising from external factors including climate, supply levels, transportation costs, agricultural policies and storage costs, among others. The Risk Management Department is responsible for mapping the exposures to commodity prices of the Group and proposing strategies to the Risk Management Committee, in order to mitigate such exposures.

Biological assets are a very important raw material used by the Group. In order to maintain future supply of these materials, the Group participates in forward contracts to anticipate purchases with suppliers. To complement these forward purchases, the Group use derivative instruments to mitigate each specific exposure, most notably futures contracts, to mitigate the impact of price fluctuations - on inventories and sales contracts. The Group takes the historical average amount spent on materials as an indication of the operational value to be protected by firm contracts.

b.1 Position balance in commodities (cattle) and corn (grain) contracts of JBS S.A.:

Given the nature of its operations, the Group is exposed to volatility in cattle prices and corn, where price fluctuations arise from factors beyond the Group’s control, such as climate, cattle supply, transportation costs and agricultural policies among others. Forward purchases of cattle can be negotiated at floating (prices marked at the delivery day current price) or fixed prices. The Group may use future contracts traded at the B3 to balance these exposures.

The factors that influence the commodity price risk reduction strategy are the timing of term contracts for cattle purchases considering any negotiated values and terms.

The Group’s exposure to cattle price fluctuation as of December 31, 2024, are presented below in accordance with the Group’s Financial and Commodities Risk Management Policy and are representative of the exposure at each period end.

Exposure in Commodities (Cattle)	December 31, 2024	December 31, 2023
DERIVATIVES
Future contracts	111	(101)
Subtotal	111	(101)
NET EXPOSURE	111	(101)

Exposure in Corn (Grain)	December 31, 2024	December 31, 2023
DERIVATIVES
Future contracts	15	(46)
Subtotal	15	(46)
NET EXPOSURE	15	(46)

Sensitivity analysis as of December 31, 2024:

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 25%		Scenario (ii) @ Variation - 50%
Exposure	Risk	Current price (USD per head)	Price	Effect on income	Price	Effect on income	Price	Effect on income

Derivatives	Cattle depreciation	44	44	(2)	33	(29)	22	(59)

		Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 25%		Scenario (ii) @ Variation - 50%
Exposure	Risk	Price	Effect on income	Price	Effect on income	Price	Effect on income

Derivatives	Corn depreciation	(1.07)%	—	25%	(4)	50%	(8)

Derivatives financial instruments breakdown:

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value

Future Contracts	Commodities (Cattle)	Long	6,548	111	(2,718)	(6)	(101)	—

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value

Future Contracts	Grain	Long	4,161	15	(1)	(7)	(46,724)	930

b2. Position balance in commodities (grain) derivatives financial instruments of Seara Alimentos:

Seara Alimentos is exposed to price volatility of grain, which changes based on factors beyond the management’s control, such as climate, the supply volume, transportation costs, agricultural policies and others.

Seara Alimentos, in accordance with its policy of inventory management, started the strategy of managing the risk of grain’s price by actively monitoring the Group´s grains needs, including expectations of future consumption, anticipated purchases, combined with future market operations, by hedging with grain futures on B3, CME and Over the Counter (OTC), through Non-Deliverable Forwards (NDFs), in order reduce price volatility.

Management’s estimate o the exposure risk to grain’s price changes at Seara Alimentos at December 31, 2024, 2023 and, 2022 are presented below in accordance with the Financial and Commodities Risk Management Policy and are representative of the exposure incurred during the period.

EXPOSURE in Commodities (Grain)	December 31, 2024	December 31, 2023	December 31, 2022
OPERATING
Purchase orders	57,260	114,097	224,766
Subtotal	57,260	114,097	224,766
DERIVATIVES
Future contracts	17,769	—	(948)
Non-Deliverable Forwards	—	—	(30,990)
Subtotal	17,769	—	(31,938)
NET EXPOSURE	75,029	114,097	192,828

Sensitivity analysis as of December 31, 2024:

		Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Price variation - 25%		Scenario (ii) Price variation - 50%
Exposure	Risk	Price (USD per tonne)	Effect on income	Price	Effect on income	Price	Effect on income

Operating	Depreciation	(1.066)%	(647)	(25.00)%	(15,171)	(50.00)%	(30,343)
Derivatives	Appreciation	(1.066)%	(201)	(25.00)%	(4,708)	(50.00)%	(9,416)

Derivatives financial instruments breakdown:

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value

Future contracts	Commodities (Grains)	Short	2,788	17,769	84	—	—	—

b3. Hedge accounting of Seara Alimentos:

b3.1. Hedge accounting:

The Group applies hedge accounting for grain purchases by the subsidiary Seara Alimentos, aiming at bringing stability to the results. The designation of these instruments is based on the guidelines outlined in the Financial and Commodity Risk Management Policy defined by the Risk Management Committee and approved by the Board of Directors.

Financial instruments designated for hedge accounting were classified as cash flow hedge. The effective amount of the instrument’s gain or loss is recognized under “Other comprehensive income (expense)” and the ineffective amount under “Financial income (expense), net”, and the accumulated gains and losses are reclassified to profit and loss or to the statement of financial position when the object is recognized, adjusting the item in which the hedged object was recorded.

In these hedge relationships, the main sources of ineffectiveness are the effect of the counterparties and the Group’s own credit risk on the fair value of the forward foreign exchange contracts, which is not reflected in the change in the fair value of the hedged cash flows attributable to the change in exchange rates; changes in commodities prices; and changes in the timing of the hedged transactions.

Below are the effects on the statement of income, after the adoption of hedge accounting:

	December 31, 2024	December 31, 2023
Statements of income:

Cost of sales before hedge accounting adoption	(6,585,192)	(7,798,858)

Derivatives operating income (loss)	(787)	31,693
Currency	—	1,441
Commodities	(787)	30,252
Cost of sales with hedge accounting	(6,585,979)	(7,767,165)

Financial income (expense), net excluding derivatives	(246,602)	(77,411)

Derivatives financial income (expense), net	(90,340)	14,405
Currency	(79,296)	39,968
Commodities	(10,760)	(24,357)
Interest	(284)	(1,206)
Financial income (expense), net	(336,942)	(63,006)

Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:

	December 31, 2024	December 31, 2023
Statements of other comprehensive income (expense):

Financial instruments designated as hedge accounting:	324	(537)
Currency	—	39
Commodities	324	(576)
Gain (loss) on cash flow hedge	779	7,882
Deferred income tax on hedge accounting		—
Total of other comprehensive income (expense)	779	7,882

Hedge cash flow movement	December 31, 2023	OCI	December 31, 2024
Hedge accounting operations at the parent company	(549)	735	186
(-) Income Tax	187	(250)	(63)
Impact of Hedge Operations on Subsidiaries	(362)	485	123

Below are the effects on the statement of financial position, after the adoption of hedge accounting:

	December 31, 2024	December 31, 2023
Statement of financial position:

Derivative (liabilities)/assets	84	—
Financial instruments designated as hedge accounting:
Commodities	84	—

Derivative (liabilities)/assets	69	4,473
Financial instruments not designated as hedge accounting:
Exchange	69	4,977
Interest	—	(504)

Other comprehensive income (expense)	306	(550)
Currency	—	39
Commodities	306	(589)

Inventories	20	6,577
Currency	—	136
Commodities	20	6,441

Open amounts in statement of financial position of derivative assets and liabilities:

	December 31, 2024	December 31, 2023
Assets:

Not designated as hedge accounting	84	—
Interest	—	—

Current assets	153	4,977

(Liabilities):
Designated as hedge accounting	—	750
interest	—	750
Not designated as hedge accounting
Currency	—	504
interest	—	504

b4. Position balance in commodities derivatives financial instruments of JBS USA:

Exposure in Commodities	December 31, 2024	December 31, 2023
OPERATIONAL
Firm contracts of cattle purchase	3,699,290	3,230,355
Subtotal	3,699,290	3,230,355
DERIVATIVES
Deliverable Forwards	8,534,720	389,130
Subtotal	8,534,720	389,130
NET EXPOSURE	12,234,010	3,619,485

Sensitivity analysis as of December 31, 2024:

		Scenario (i) VaR 99% I.C. 1 day		Scenario (ii) Price variation - 15%		Scenario (iii) Price variation - 30%
Exposure	Risk	Price (US$ per head)	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	(2.10)%	(82,215)	(15.00)%	(588,093)	(30.00)%	(1,176,185)
Derivatives	Appreciation	(2.10)%	(189,681)	(15.00)%	(1,356,802)	(30.00)%	(2,713,605)

Derivatives financial instruments breakdown:

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (US$)	Notional (R$)	Fair value	Notional (US$)	Notional (R$)	Fair value
Deliverable Forwards	Commodities (Cattle)	Short	1,378,279	8,534,720	(60,240)	80,377	389,130	(1,982)

c. Credit risk

The Group is potentially subject to credit risk related to accounts receivable, financial investments and derivative contracts. For the receivable account the Financial and Commodities Risk Policy significantly understand the diversification of the portfolio contribute significantly to the reduction of credit, but also sets parameters for the credit granting observing the measures, financial and operational, supported by consultations with agencies that also monitor credit. The impairment of these financial assets is carried out based on credit analyses. If the counter party of a financial transaction is a financial institution (financial investments and derivative contracts), the Group establishes exposure limits set by the Risk Management Committee, based on the risk ratings of specialized international agencies.

The Group considers a financial asset to be in default when:

1.	the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or
2.	the losses are expected based on the client’s operational history and credit.

Category	% Equity	Maximum horizon
AAA	2.00	5 years
AA	1.00	3 years
A	0.50	2 years
BBB	0.25	1 year

The information about the exposure to weighted average loss rate, gross carrying amount, impairment losses recognized in profit or loss were as follows:

	Weighted average loss rate	Gross carrying amount	Expected credit loss
December 31, 2024
Cash and cash equivalents	—	5,613,672	—
Margin cash	—	136,554	—
Trade accounts receivable	2.38%	3,735,540	(89,060)
Related party receivables	—	77,355	—
	—	9,563,121	(89,060)

d. Liquidity risk

Liquidity risk arises from the Group’s working capital management and obligations to pay interest and principal on its financing, especially debt instruments. Liquidity risk is the risk that the Company may not have available liquidity to meet its financial obligations when they are due.

The Group’s key management personnel manage liquidity risk primarily by assessing the Group’s overall leverage by monitoring the net debt ratio. This ratio compares the Group’s net debt (total loans and financing less the total of cash and cash equivalents) to “Adjusted EBITDA” for the preceding 12 months. The Group’s working capital management strategy includes maintaining its leverage at or below its target leverage ratio in order to ensure that the Group can meet its financial obligations while achieving efficiency in its cost of funding.

The leverage ratio is shown below:

	December 31, 2024		December 31, 2023
Leverage indicator (USD)	1.89	x	4.42	x

The table below shows the contractual obligation amounts from financial liabilities of the Group according to their maturities:

	December 31, 2024					December 31, 2023
	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total

Trade accounts payable and supply chain finance	6,194,223	—	—	—	6,194,223	6,205,119	—	—	—	6,205,119
Loans and financing	2,084,225	2,029,192	2,071,582	13,141,797	19,326,796	891,570	171,228	1,212,538	17,723,802	19,999,138
Estimated interest on loans and financing (1)	2,458,318	2,440,620	839,949	5,670,017	11,408,904	1,362,896	1,052,488	1,910,116	7,390,262	11,715,762
Derivatives liabilities (assets)	165,979	100,087	—	—	266,066	144,251	—	—	—	144,251
Other liabilities	16,297	16,351	—	24,224	56,872	21,162	20,914	—	61,967	104,043
Payments of leases	335,681	574,118	235,423	588,807	1,734,029	(2,796)	293,444	442,272	1,108,307	1,841,227
Total	11,254,723	5,160,368	3,146,954	19,424,845	38,986,890	8,622,202	1,538,074	3,564,926	26,284,338	40,009,540

(1)	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates at December 31, 2024 and December 31, 2023. Payments in foreign currencies are estimated using the December 31, 2024 and December 31, 2023 exchange rates.

The Group has future commitment for purchase of grains and cattle whose balances at December 31, 2024 is US$33,5 billion (December 31, 2023 is US$35.6 billion).

The Group has securities pledged as collateral for derivative transactions with the commodities and futures whose balance at December 31, 2024 is US$28,687 (US$13,575 at December 31, 2023). This guarantee exceeds the amount of the collateral.

The indirect subsidiary JBS USA and its subsidiaries, has securities pledged as collateral for derivative transactions with the commodities and futures whose balance at December 31, 2024 is US$104,000 (US$67,335 at December 31, 2023). This guarantee exceeds the amount of the collateral.

Also, the direct subsidiary Seara Alimentos has securities pledged as collateral for derivative transactions with the commodities and futures whose balance at December 31, 2024 is US$3,867 (US$51,751 at December 31, 2023). This guarantee exceeds the amount of the collateral.

As disclosed in Note 15 Loans and financing, the Group has multiple bank loans that contains a loan covenants. A future breach of covenant may require the Group to repay the loan earlier than indicated in the above table.

The interest payments on variable interest rate loans and bond issues in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates or the relevant conditions underlying the derivative change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

e. Risks linked to climate change and the sustainability strategy

In view of the Group’s operations, there is inherent exposure to risks related to climate change. Certain Group assets, including biological assets that can be measured at fair value, may be impacted by climate change which is considered in the preparation process of these financial statements.

For the year ended December 31, 2024, Management considered as main risk the data and assumptions highlighted below:

(i)	possible impacts on the determination of fair value in biological assets due to the effects of climate change, such as temperature rise, scarcity of water resources, may impact some assumptions used in accounting estimates related to the Company’s biological assets, as follows:

●	losses of biological assets due to heat waves and droughts which occur with greater frequency and intensity;

●	reduction in the expected growth of our biological assets due to natural disasters, fires, pandemics or changes in rainfall patterns; and

●	interruption in the production chain due to adverse weather events, causing power outages, fuel shortages, disruption of transportation channels, among other things.

(ii)	structural changes and their impacts on the business, such as:

●	regulatory and legal: regulation and legislation arising from Brazilian and/or international authorities that encourage the transition to a low-carbon economy and/or with greater biodiversity and that increase the risk of litigation and/or commercial restrictions related to the alleged contribution, even if indirect, for the intensification of climate change;

●	reputational: related to customers’ perceptions and the society in general regarding the positive or negative contribution of an organization to a low carbon economy.